Label	Element	Value
Prospectus:	rr_ProspectusTable
Supplement Text Block	jhitseport-20170331_SupplementTextBlock

John Hancock Investment Trust
Supplement dated March 31, 2017, to the current Prospectus (the "Prospectus")

John Hancock Seaport Fund (the fund)

Effective April 1, 2017, the Annual fund operating expenses table and the Expense example table in the "Fund summary" section are revised and restated as follows:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	A	C	I	R6
Management fee [1]	1.47	1.47	1.47	1.47
Distribution and service (Rule 12b-1) fees	0.30	1.00	0.00	0.00
Other expenses [2]
Dividend and interest expense on short sales	2.05	2.05	2.05	2.05
Interest expense on borrowings	0.11	0.11	0.11	0.11
Additional other expenses	0.24	0.24	0.22	0.13
Total other expenses	2.40	2.40	2.38	2.29
Total annual fund operating expenses	4.17	4.87	3.85	3.76

[1]	"Management fee" has been restated to reflect the contractual management fee schedule effective April 1, 2017.
[2]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then, except as shown below, assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	A	C		I	R6
Shares		Sold	Not Sold
1 year	898	587	487	387	378
3 years	1,703	1,464	1,464	1,175	1,149
5 years	2,522	2,443	2,443	1,981	1,939
10 years	4,630	4,902	4,902	4,079	4,002

John Hancock Investment Trust
Supplement dated March 31, 2017, to the current John Hancock Equity and Alternative/Specialty Funds Class NAV Prospectus (the "Prospectus")

John Hancock Seaport Fund (the fund)

Effective April 1, 2017, the Annual fund operating expenses table and the Expense example table in the "Fund summary" section are revised and restated as follows:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	NAV
Management fee [1]	1.47
Other expenses[2]
Dividend and interest expense on short sales	2.05
Interest expense on borrowings	0.11
Remainder of other expenses	0.11
Total other expenses	2.27
Total annual fund operating expenses	3.74

[1]	"Management fee" has been restated to reﬂect the contractual management fee schedule effective April 1, 2017.
[2]	"Other expenses" have been restated from ﬁscal year amounts to reﬂect current fees and expenses.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	NAV
1 year	376
3 years	1,143
5 years	1,930
10 years	3,984

(John Hancock Seaport Fund - Classes A, C, I and R6) | (John Hancock Seaport Fund)
Prospectus:	rr_ProspectusTable
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then, except as shown below, assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Sold
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Not Sold
(John Hancock Seaport Fund - Classes A, C, I and R6) | (John Hancock Seaport Fund) | Class A
Prospectus:	rr_ProspectusTable
Management fee	rr_ManagementFeesOverAssets	1.47%	[1]
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Dividend and interest expense on short sales	rr_Component1OtherExpensesOverAssets	2.05%	[2]
Interest expense on borrowings	rr_Component2OtherExpensesOverAssets	0.11%	[2]
Component 3 Other Expenses Over Assets	rr_Component3OtherExpensesOverAssets	0.24%	[2]
Total other expenses	rr_OtherExpensesOverAssets	2.40%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	4.17%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 898
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,703
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,522
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 4,630
(John Hancock Seaport Fund - Classes A, C, I and R6) | (John Hancock Seaport Fund) | Class C
Prospectus:	rr_ProspectusTable
Management fee	rr_ManagementFeesOverAssets	1.47%	[1]
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Dividend and interest expense on short sales	rr_Component1OtherExpensesOverAssets	2.05%	[2]
Interest expense on borrowings	rr_Component2OtherExpensesOverAssets	0.11%	[2]
Component 3 Other Expenses Over Assets	rr_Component3OtherExpensesOverAssets	0.24%	[2]
Total other expenses	rr_OtherExpensesOverAssets	2.40%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	4.87%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 587
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,464
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,443
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,902
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	487
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,464
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,443
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 4,902
(John Hancock Seaport Fund - Classes A, C, I and R6) | (John Hancock Seaport Fund) | Class I
Prospectus:	rr_ProspectusTable
Management fee	rr_ManagementFeesOverAssets	1.47%	[1]
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Dividend and interest expense on short sales	rr_Component1OtherExpensesOverAssets	2.05%	[2]
Interest expense on borrowings	rr_Component2OtherExpensesOverAssets	0.11%	[2]
Component 3 Other Expenses Over Assets	rr_Component3OtherExpensesOverAssets	0.22%	[2]
Total other expenses	rr_OtherExpensesOverAssets	2.38%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	3.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 387
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,175
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,981
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 4,079
(John Hancock Seaport Fund - Classes A, C, I and R6) | (John Hancock Seaport Fund) | Class R6
Prospectus:	rr_ProspectusTable
Management fee	rr_ManagementFeesOverAssets	1.47%	[1]
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Dividend and interest expense on short sales	rr_Component1OtherExpensesOverAssets	2.05%	[2]
Interest expense on borrowings	rr_Component2OtherExpensesOverAssets	0.11%	[2]
Component 3 Other Expenses Over Assets	rr_Component3OtherExpensesOverAssets	0.13%	[2]
Total other expenses	rr_OtherExpensesOverAssets	2.29%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	3.76%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 378
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,149
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,939
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 4,002
(John Hancock Seaport Fund - Class NAV) | (John Hancock Seaport Fund)
Prospectus:	rr_ProspectusTable
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(John Hancock Seaport Fund - Class NAV) | (John Hancock Seaport Fund) | Class NAV
Prospectus:	rr_ProspectusTable
Management fee	rr_ManagementFeesOverAssets	1.47%	[1]
Dividend and interest expense on short sales	rr_Component1OtherExpensesOverAssets	2.05%	[2]
Interest expense on borrowings	rr_Component2OtherExpensesOverAssets	0.11%	[2]
Component 3 Other Expenses Over Assets	rr_Component3OtherExpensesOverAssets	0.11%	[2]
Total other expenses	rr_OtherExpensesOverAssets	2.27%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	3.74%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 376
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,143
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,930
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,984

[1]	"Management fee" has been restated to reflect the contractual management fee schedule effective April 1, 2017.
[2]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.